U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

      MONY Variable Account A
      1290 Avenue of the Americas, New York, NY 10104

2. The name of each series or class of funds for which this notice is filed:

      (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.    Investment Company Act File Number: 811-06218

      Securities Act File Number:
        333-72259
        33-37718
        33-37722
        33-38299
        333-92320
        333-92312
        333-72714


4(a). Last day of fiscal year for which this notice is filed:      12/31/10

4(b). Check box if this notice is being filed late i.e., more than 90 calendar days after the end of the issuer's
      fiscal year). (See Instructions A.2)                         |_|

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be
      filing this Form.                                            |_|

5.    Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):                       $   7,263,610

(ii)  Aggregate price of securities redeemed or repurchased
      during the fiscal year:                                      $  39,876,943

(iii) Aggregate price of securities redeemed or repurchased
      during any prior fiscal year ending on earlier than
      October 11,1995 that were not previously used to reduce
      registration fees payable to the Commission:                 $ 211,338,316

(iv)  Total available redemption credits [add Items 5(ii)
      and 5(iii)]:                                                 $ 251,215,259

(v)   Net sales-if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                        $ 0

(vi)  Redemption credits available for use in future year
      - if Item (i) is less than Item 5(iv) [subtract
      item 5(iv) from Item 5(i)]:                                 $(243,951,649)

(vii) Multiplier for determining fee (See Instruction C.9):        x 0.0001161

(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)]
      enter "0" if no fee is due):                                 =$ 0

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
      securities (number of shares or other units)deducted here:   _______ .
      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the
      end of the fiscal year for which this form is filed that
      are available for use by the issuer in future fiscal
      years, then state that number here:                          _______.

7.    Interest due-if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D):                                              +$ 0

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line7]:                  =$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository:

         Method of Delivery:
                   ___  Wire Transfer
                   ___  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


/s/ Eileen Vardilli
-----------------------------------
Vice President


Date:  3/24/2011

   *Please print the name and title of the signing officer below the signature